UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, July 28, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: $326,183


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Amli Residential Pptys Trust         COM   001735109   5401     229325   SH         SOLE            0       229325
Berkshire Hathaway Inc Del Cl B      COM   084670207  33828      13921   SH         SOLE            0        13921
Carecentric Inc                      COM   14166Y106     17      24989   SH         SOLE            0        24989
Cathay Bancorp Inc                   COM   149150104   9400     210900   SH         SOLE            0       210900
Cendant Corp                         COM   151313103  37301    2036060   SH         SOLE            0      2036060
Center Financial Corp                COM   15146E102   4645     308402   SH         SOLE            0       308402
Chateau Cmntys Inc                   COM   161726104  11788     398379   SH         SOLE            0       398379
Chubb Corp                           COM   171232101  13248     220800   SH         SOLE            0       220800
Copart Inc                           COM   217204106   5941     628650   SH         SOLE            0       628650
CVS Corp		             COM   126650100  16907     603160   SH         SOLE            0       603160
Devon Energy Corp New                COM   25179M103  10069     188550   SH         SOLE            0       188550
Diamond Offshore Drilling Inc        COM   25271C102   5598     266700   SH         SOLE            0       266700
Equity Office Properties Trust       COM   294741103  12795     473725   SH         SOLE            0       473725
Federal Home Ln Mtg Corp             COM   313400301  16762     330160   SH         SOLE            0       330160
GBC Bancorp Calif                    COM   361475106  19131     500150   SH         SOLE            0       500150
Greater Bay Bancorp                  COM   391648102   8688     433550   SH         SOLE            0       433550
Hanmi Finl Corp                      COM   410495105   8186     469106   SH         SOLE            0       469106
International Speedway Corp Cl A     COM   460335201   8209     207774   SH         SOLE            0       207774
Mercury General Corp New             COM   589400100  22151     485243   SH         SOLE            0       485243
Mestek Inc                           COM   590829107   6023     334597   SH         SOLE            0       334597
Post Pptys Inc                       COM   737464107   9851     371725   SH         SOLE            0       371725
Prima Energy Corp	             COM   741901201   1664      79650   SH         SOLE            0        79650
Progressive Corp Ohio                COM   743315103   9917     135660   SH         SOLE            0       135660
Summit Pptys Inc                     COM   866239106    342      16550   SH         SOLE            0        16550
Sun Communities Inc                  COM   866674104   8202     208710   SH         SOLE            0       208710
Viad Corp                            COM   92552R109  17056     761750   SH         SOLE            0       761750
Washington Post Co                   COM   939640108  14937      20380   SH         SOLE            0        20380
Waters Corp                          COM   941848103   8129     279050   SH         SOLE            0       279050